Schedule Of Patents and Trademarks (Detail) (Patents and Trademarks, USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents and Trademarks
Finite-Lived Intangible Assets [Line Items]
Patents and Trademarks	$ 803,687	$ 1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)
Net	$ 551,307	$ 720,599